Related Party Transactions - Schedule of Amount Due From Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Total amounts due from related parties	¥ 255	$ 37	¥ 35
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Total amounts due from related parties	¥ 255	$ 37	¥ 35